Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair Value Measurements
The Plan measures certain financial assets at fair value on a recurring basis based on a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value are:
•Level 1 – quoted prices in active markets for identical assets or liabilities.
•Level 2 – observable inputs other than Level 1 prices, such as: (a) quoted prices for similar assets or liabilities, (b) quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or (c) model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.
•Level 3 – unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common Stock: Valued at quoted market prices, as they are actively traded.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common collective trust funds: Valued at the NAV of shares held by the Plan based on the fair value of its underlying assets reported in the fund’s audited financial statements. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it was determined to be probable that the funds will sell the underlying investments for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner.
The preceding methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$10,714,050	$—	$—	$10,714,050
Mutual funds	74,651,689	—	—	74,651,689
Total assets in the fair value hierarchy	$85,365,739	$—	$—	$85,365,739
Common collective trust funds, measured at NAV				170,546,549
Investments at fair value				$255,912,288

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$19,378,857	$—	$—	$19,378,857
Mutual funds	62,109,137	—	—	62,109,137
Total assets in the fair value hierarchy	$81,487,994	$—	$—	$81,487,994
Common collective trust funds, measured at NAV				129,601,053
Investments at fair value				$211,089,047